TRANSACTIONS - Sale of Royalty Assets (Details) - CAD ($)	May 15, 2025	Feb. 14, 2025
TRANSACTIONS
Common shares received	$ 2,800,000	$ 8,625,000
Disposal costs incurred	(42,662)
Net proceeds	2,757,338
Net assets sold	1,936,944
Gain on sale of Royalty Assets	$ 820,394